Cash and Cash Equivalents And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents And Restricted Cash [Abstract]
Cash and Cash Equivalents And Restricted Cash

	December 31, 2016	December 31, 2015
Cash on hand and at banks	$39,286	$51,831
Short-term deposits	10,006	2,974
Total cash and cash equivalents	$49,292	$54,805